U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

December 6, 2007

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  The Purisima Funds
File Nos.  333-09153 and 811-07737

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, The Purisima Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 1, 2007, and filed electronically as Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC